UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 97.2%
ENERGY 7.2%
DISTRIBUTION 0.9%
Spectra Energy Corp.	31,926	$781,548

GAS—DISTRIBUTION 1.3%
EnergySouth	10,354	522,049
South Jersey Industries	18,000	626,400
		1,148,449
INTEGRATED OIL & GAS 0.2%
Targa Resources Partners LP	6,000	174,000

OIL & GAS EQUIPMENT & SERVICES 0.5%
Exterran Partners LP	12,500	400,000

OIL & GAS REFINING & MARKETING 1.4%
Quicksilver Gas Services LP(a)	18,000	446,580
Williams Partners LP	18,500	764,420
		1,211,000
OIL & GAS STORAGE & TRANSPORATION 2.9%
DCP Midstream Partners LP	13,600	584,528
Teekay Offshore Partners LP	6,300	179,235
Williams Cos. (The)	51,300	1,747,278
		2,511,041
TOTAL ENERGY		6,226,038

INFORMATION TECHNOLOGY 1.3%
IT SERVICES 0.8%
Ener NOC(a)	17,000	649,060

SOFTWARE 0.5%
Comverge(a)	12,900	423,894

TOTAL INFORMATION TECHNOLOGY		1,072,954

TELECOMMUNICATION SERVICES 7.6%
America Movil SAB de CV (ADR) (Mexico)	5,000	320,000
American Tower Corp.(a)	12,500	544,250
AT&T	70,000	2,961,700
Citizens Communications Co.	29,000	415,280
Verizon Communications	46,940	2,078,504
Windstream Corp.	17,000	240,040
		6,559,774

1

	Number of Shares	Value

UTILITIES 81.1%
ELECTRIC UTILITIES 40.3%
Allegheny Energy(a)	49,000	$2,560,740
Cleco Corp.	18,300	462,441
DPL	16,100	422,786
Duke Energy Corp.	80,352	1,501,779
E.ON AG (ADR) (Germany)	33,226	2,039,079
Edison International	30,240	1,676,808
Energy Transfer Partners LP	8,300	405,455
Entergy Corp.	41,854	4,532,370
Exelon Corp.	58,533	4,411,047
FirstEnergy Corp.	43,855	2,777,776
FPL Group	57,089	3,475,578
ITC Holdings Corp.	18,800	931,540
Mirant Corp.(a)	21,000	854,280
Northeast Utilities	55,700	1,591,349
PPL Corp.	54,078	2,503,811
Scottish and Southern Energy PLC (United Kingdom)	56,879	1,758,416
Sierra Pacific Resources	73,700	1,159,301
Southern Co.	46,624	1,691,519
		34,756,075

ELECTRIC—INTEGRATED 7.1%
American Electric Power Co.	47,100	2,170,368
CenterPoint Energy	52,000	833,560
Electricite de France (France)	20,700	2,188,697
Fortum Oyj (Finland)	19,000	697,375
Integrys Energy Group	4,000	204,920
		6,094,920
GAS UTILITIES 4.1%
Equitable Resources	38,720	2,008,407

2

	Number of Shares	Value

Questar Corp.	11,278	$592,433
Southern Union Co.	30,300	942,633
		3,543,473
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 10.0%
AES Corp. (The)(a)	107,700	2,158,308
Constellation Energy Group	38,900	3,337,231
NRG Energy(a)	42,000	1,776,180
OGE Energy Corp.	10,000	331,000
TXU Corp.	14,400	985,968
		8,588,687
MULTI UTILITIES 19.4%
Alliant Energy Corp.	8,000	306,560
Ameren Corp.	13,000	682,500
CEZ AS (Germany)	14,721	908,928
CMS Energy Corp.	25,600	430,592
Dominion Resources	18,500	1,559,550
PG&E Corp.	76,307	3,647,475
Public Service Enterprise Group	33,143	2,916,252
Sempra Energy	50,068	2,909,952
TECO Energy	15,000	246,450
Wisconsin Energy Corp.	46,000	2,071,380
Xcel Energy	50,903	1,096,451
		16,776,090
PIPELINES 0.2%
SemGroup Energy Partners LP(a)	6,000	173,940
TOTAL UTILITIES		69,933,185
TOTAL COMMON STOCK (Identified cost—$64,308,561)		83,791,951

3

		Principal Amount	Value

COMMERCIAL PAPER 1.5%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$1,307,000)		$1,307,000	$1,307,000

TOTAL INVESTMENTS (Identified cost—$65,615,561)	98.7%		85,098,951

OTHER ASSETS IN EXCESS OF LIABILITIES	1.3%		1,156,138

NET ASSETS	100.0%		$86,255,089

Glossary of Portfolio Abbreviation

ADR            American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$65,615,561

Gross unrealized appreciation	$19,717,228
Gross unrealized depreciation	(233,838)
Net unrealized appreciation	$19,483,390

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007